Leases	12 Months Ended
Sep. 30, 2024
Leases [Abstract]
Leases

Note 12 – Leases

Lease commitments

The Company has entered into two non-cancellable operating lease agreements with related parties, one of which is an operating lease agreement for office space expiring on July 31, 2026 and the other is an irrevocable operating lease agreement for office space expiring on April 19, 2028. The Company accounts for the office leases in accordance with ASC 842. These office leases were classified as operating at inception of the leases. Operating leases result in recognition of right-of-use assets and lease liabilities on the balance sheet. Right-of-use assets and operating lease liabilities are recognized based on the present value of lease payments over the lease terms of the adoption date of October 1, 2020 or commencement date, whichever is earlier. The leases did not provide an explicit or implicit rate of return, the Company determined incremental borrowing rate based on the local banks in PRC at the commencement date in determining the present value of lease payments on the individual lease basis. The incremental borrowing rate for a lease was the rate of interest the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments for the asset under similar term. The lease does not contain any residual value guarantees or material restrictive covenants. Lease expense for the lease is recognized on the straight-line basis over the lease term which this Company estimated to be 5 years.

Operating lease expenses consist of the following:

	For the Fiscal Years ended September 30,
	2024	2023	2022

Operating lease cost	$39,310	$38,450	$59,086

Other information about the Company’s leases is as follows:

	For the Fiscal Years ended September 30,
	2024	2023	2022

Weighted-average remaining term in years
Operating leases	2.06	3.02	3.83
Weighted-average discount rate
Operating leases	10.80%	10.80%	10.80%
Right-of-use assets obtained in exchange for new operating lease liabilities	$—	$13,365	$—
Right-of-use assets derecognized for termination of operating lease liabilities	$—	$—	$(74,416)

 The following table sets forth the Company’s minimum lease payments in future periods as of September 30, 2024:

Twelve months ending September 30,	Lease payment

2025	$44,460
2026	34,200
2027	3,420
2028	1,710
Thereafter	—
Total lease payments	83,790
Less: discount	7,850
Present value of lease liabilities	$75,940

As of September 30, 2024, the Company’s minimum short term lease payments due within one year amounted to $44,460.